Note 8 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Balance Sheet [Member]
Note 8 - Variable Interest Entities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Total assets	63,090	103,740
Total liabilities	38,716	104,795

Income Statement [Member]
Note 8 - Variable Interest Entities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net Revenues	125,961	72,645	108,133
Net loss	(3,767)	(9,636)	(14,554)
Net cash used in operating activities	(13,500)	(49,782)	37,943
Net cash generated from (used in) investing activities	12,041	14,709	(31,682)
Net cash generated from financing activities	—	33,370	—